FINANCIAL RISK MANAGEMENT (Details) - Disclosure of Credit Quality of Assets, Probability of Default - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group | Stage 2 and Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and customers	£ 22,200	£ 219
The Group | Reverse repos
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	0	0
Partial write off | The Group | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and customers	179	205
Loans and advances to banks and customers, outstanding	£ 732	£ 1,700
RMS 1-6 | Total Retail | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.00%
RMS 1-6 | Total Retail | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	4.50%
RMS 7-9 | Total Retail | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	4.51%
RMS 7-9 | Total Retail | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	14.00%
RMS 10 | Total Retail | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	14.01%
RMS 10 | Total Retail | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.00%
RMS 11-13 | Total Retail | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.01%
RMS 11-13 | Total Retail | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	99.99%
RMS 14 | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	100.00%
CMS 1-10 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.00%
CMS 1-10 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.50%
CMS 11-14 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.51%
CMS 11-14 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	3.00%
CMS 15-18 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	3.01%
CMS 15-18 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.00%
CMS 19 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.01%
CMS 19 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	99.99%
CMS 20-23 | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	100.00%